Fair value measurement - Convertible and exchangeable bonds (Details) - Convertible and exchangeable bonds - Level 3 - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Convertible and exchangeable bonds accounted for under the fair value option
Balance as of beginning	¥ 6,392	¥ 7,272
Additions	730	785
Net decrease in fair value	(1,243)	(373)
Disposal	(2,645)	(35)
Conversion	(107)	(1,492)
Foreign currency translation adjustments	70	235
Balance as of end	¥ 3,197	¥ 6,392